Cover	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Applied Digital Corporation (the “Company” or “Applied Digital”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to its Current Report on Form 8-K originally filed with the Securities Exchange Commission (the “SEC”) on February 6, 2025 (the “Original Report”), solely to supplement the Original Report to include disclosure regarding the terms of (i) the transition agreement by and between Applied Digital and David Rench, the Company’s former Chief Administrative Officer (the “Transition Agreement”), entered into in connection with his transition to a consulting role with the Company, and (ii) the separation agreement by and between Applied Digital and Michael Maniscalco, the Company’s former Chief Technology Officer (the “Separation Agreement”), entered into in connection with his resignation. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.
Document Period End Date	Jan. 31, 2025
Entity File Number	001-31968
Entity Registrant Name	APPLIED DIGITAL CORPORATION
Entity Central Index Key	0001144879
Entity Tax Identification Number	95-4863690
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false